Average Annual Total Returns - JPMorgan Core Focus SMA Fund	SMA Past	SMA Life of Fund since	SMA Inception Date	SMA Return After Taxes on Distributions Past	SMA Return After Taxes on Distributions Life of Fund since	SMA Return After Taxes on Distributions and Sale of Fund Shares Past	SMA Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	6.06%	5.77%	Mar. 01, 2018	4.56%	4.26%	3.68%	3.79%	7.51%	6.36%